VIE - Non-consolidated (Details 8) - CHF (SFr) SFr in Millions	Dec. 31, 2018	Dec. 31, 2017
Non-consolidated VIEs
Trading assets	SFr 132,203	SFr 156,334
Net loans	287,581	279,149
Other assets	32,621	32,071
Other liabilities	30,107	31,612
Non-consolidated VIEs
Non-consolidated VIEs
Trading assets	9,549	8,945
Net loans	8,896	9,540
Other assets	586	525
Total variable interest assets, non-consolidated VIEs	19,031	19,010
Maximum exposure to loss	24,486	23,658
Non-consolidated VIE assets	223,914	198,884
Non-consolidated VIEs | Collateralized debt obligations
Non-consolidated VIEs
Trading assets	209	746
Net loans	154	620
Other assets	3	9
Total variable interest assets, non-consolidated VIEs	366	1,375
Maximum exposure to loss	366	1,375
Non-consolidated VIE assets	7,033	15,874
Non-consolidated VIEs | Financial intermediation - Securitizations
Non-consolidated VIEs
Trading assets	4,527	4,573
Net loans	1,475	1,563
Other assets	19	11
Total variable interest assets, non-consolidated VIEs	6,021	6,147
Maximum exposure to loss	7,637	7,617
Non-consolidated VIE assets	96,483	64,839
Non-consolidated VIEs | Financial intermediation - Funds
Non-consolidated VIEs
Trading assets	927	1,014
Net loans	1,591	2,438
Other assets	120	67
Total variable interest assets, non-consolidated VIEs	2,638	3,519
Maximum exposure to loss	2,653	3,526
Non-consolidated VIE assets	68,258	66,703
Non-consolidated VIEs | Financial intermediation - Loans
Non-consolidated VIEs
Trading assets	183	224
Net loans	5,246	4,591
Other assets	0	1
Total variable interest assets, non-consolidated VIEs	5,429	4,816
Maximum exposure to loss	8,680	7,061
Non-consolidated VIE assets	20,804	16,270
Non-consolidated VIEs | Financial intermediation - Other
Non-consolidated VIEs
Trading assets	3,703	2,388
Net loans	430	328
Other assets	444	437
Total variable interest assets, non-consolidated VIEs	4,577	3,153
Maximum exposure to loss	5,150	4,079
Non-consolidated VIE assets	31,336	35,198
Bank
Non-consolidated VIEs
Trading assets	132,427	156,774
Net loans	292,875	283,237
Other assets	32,143	30,956
Other liabilities	30,327	31,683
Bank | Non-consolidated VIEs
Non-consolidated VIEs
Trading assets	9,549	8,945
Net loans	8,896	9,540
Other assets	578	513
Total variable interest assets, non-consolidated VIEs	19,023	18,998
Maximum exposure to loss	24,478	23,646
Non-consolidated VIE assets	198,952	166,752
Bank | Non-consolidated VIEs | Collateralized debt obligations
Non-consolidated VIEs
Trading assets	209	746
Net loans	154	620
Other assets	3	9
Total variable interest assets, non-consolidated VIEs	366	1,375
Maximum exposure to loss	366	1,375
Non-consolidated VIE assets	7,033	15,874
Bank | Non-consolidated VIEs | Financial intermediation - Securitizations
Non-consolidated VIEs
Trading assets	4,527	4,573
Net loans	1,475	1,563
Other assets	19	11
Total variable interest assets, non-consolidated VIEs	6,021	6,147
Maximum exposure to loss	7,637	7,617
Non-consolidated VIE assets	96,483	64,839
Bank | Non-consolidated VIEs | Financial intermediation - Funds
Non-consolidated VIEs
Trading assets	927	1,014
Net loans	1,591	2,438
Other assets	112	55
Total variable interest assets, non-consolidated VIEs	2,630	3,507
Maximum exposure to loss	2,645	3,514
Non-consolidated VIE assets	65,848	63,504
Bank | Non-consolidated VIEs | Financial intermediation - Loans
Non-consolidated VIEs
Trading assets	183	224
Net loans	5,246	4,591
Other assets	0	1
Total variable interest assets, non-consolidated VIEs	5,429	4,816
Maximum exposure to loss	8,680	7,061
Non-consolidated VIE assets	20,804	16,270
Bank | Non-consolidated VIEs | Financial intermediation - Other
Non-consolidated VIEs
Trading assets	3,703	2,388
Net loans	430	328
Other assets	444	437
Total variable interest assets, non-consolidated VIEs	4,577	3,153
Maximum exposure to loss	5,150	4,079
Non-consolidated VIE assets	SFr 8,784	SFr 6,265